Deferred Revenues (Details) - Schedule of deferred revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Revenues [Abstract]
Advanced payments from customers	$ 234	$ 317
Service contracts	522	490
Other	27	242
Total	783	1,049
Less- long term deferred revenue related to service contract	(241)	(132)
Deferred revenues	$ 542	$ 917